ACCOUNTING PRINCIPLES - Situation in Ukraine and collateral consequences (Details) tonne in Millions, shipment in Millions, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 11, 2022 blastFurnace	Jul. 31, 2023 km	Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2023 USD ($) tonne shipment	Dec. 31, 2022 USD ($) tonne shipment	Dec. 31, 2021 USD ($)	May 31, 2023 blastFurnace
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment					$ 33,656	$ 30,167
Revenue from contracts with customers					68,275	79,844	$ 76,571
Impairment loss (reversal of impairment loss) recognised in profit or loss					$ 1,038	$ 1,026	(218)
Ukraine
Disclosure of changes in accounting estimates [line items]
Steel plant capacity (in tonnes) | tonne					1.0	1.2
Mines iron ore capacity (in tonnes) | tonne					4.6	4.9
Property, plant and equipment					$ 700	$ 600
Steel shipment recorded | shipment					0.9	1.1
Revenue from contracts with customers					$ 508	$ 464	$ 948
Revenue from contracts with customers located in Ukraine					$ 500	400
Number of restarted blast furnaces | blastFurnace	1							2
Number of blast furnaces | blastFurnace	3							3
Percentage of Kryvyi Rih capacity	20.00%		25.00%	55.00%
Number of kilometers pipeline constructed | km		5
Mining operations capacity (percentage)					45.00%
Steel operations capacity (percentage)					30.00%
Assets held for sale					$ 0
Ukraine | Kryvyi Rih Steel Plant
Disclosure of changes in accounting estimates [line items]
Revenue from contracts with customers					$ 1,200	1,400
Ukraine | Property, plant and equipment
Disclosure of changes in accounting estimates [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						$ 1,026